Provisions and Contingent Liabilities (Narrative) (Details) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026 CAD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2026 CAD ($)	Jul. 31, 2026 USD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2026 USD ($)	Oct. 31, 2025 CAD ($)
Disclosure of credit risk exposure [line items]
Restructuring charges	$ (10,000,000)	$ 333,000,000	$ 184,000,000		$ 496,000,000
Department Of Justice, Criminal Division, Money Laundering And Asset Recovery Section And The United States Attorney's Office For The District Of New Jersey [Member]
Disclosure of credit risk exposure [line items]
Litigation settlement amount settled with counter party			$ 4,233,000,000	$ 3,088
Prohibition against average combined total assets of subsidiaries						$ 434,000
Percent of limit deduction, if subsidiary does not meet deadline	7.00%		7.00%			7.00%
Bottom of range [member] | Legal And Regulatory Matters [Member]
Disclosure of credit risk exposure [line items]
Bank's reasonable possible losses	$ 0		$ 0				$ 0
Top of range [member] | Legal And Regulatory Matters [Member]
Disclosure of credit risk exposure [line items]
Bank's reasonable possible losses	$ 400,000,000		$ 400,000,000				$ 440,700,000